Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other assets
Assets:
Available-for-sale securities	$ 266	$ 265
Other Current Assets
Assets:
Derivative financial instruments	644	118
Fair Value Measurements, Level 1 | Other assets
Assets:
Available-for-sale securities	266	265
Fair Value Measurements, Level 2 | Other Current Assets
Assets:
Derivative financial instruments	$ 644	$ 118